Subsequent Events - Additional Information (Details) - USD ($) $ in Millions		1 Months Ended	4 Months Ended
	Dec. 11, 2024	Jan. 28, 2025	Jan. 28, 2025	Sep. 16, 2024	Jul. 29, 2024	Jun. 13, 2024	Apr. 23, 2024
Zapp Scooters Thailand Company Limited
Disclosure of non-adjusting events after reporting period [line items]
Ownership percentage of registered share capital	51.00%
Ordinary Shares | Yorkville Advisors Global LP
Disclosure of non-adjusting events after reporting period [line items]
Shares issued				145,197	145,197	906,219	906,219
Events After Reporting Period | Yorkville Advisors Global LP
Disclosure of non-adjusting events after reporting period [line items]
Shares issued		899,061	899,061
Convertible notes aggregate principal amount outstanding			$ 0.5
Events After Reporting Period | Ordinary Shares | Yorkville Advisors Global LP
Disclosure of non-adjusting events after reporting period [line items]
Shares issued		851,337	851,337
Potential ordinary share transactions | Yorkville Advisors Global LP
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issuance of ordinary shares		$ 1.1